Contingent Liabilities - Additional Information (Detail) - Guarantees [member] - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Contingent Liabilities [Line Items]
Guarantees of loans to other companies	kr 24	kr 24
Guarantee issued in performance of a third party	0	33
Financial guarantee for third parties	kr 80	kr 124